Income Taxes (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Settlements of tax balances	$ 0
Loss before income taxes	0	$ 0
Income tax expense	0	0
Increase in valuation allowance	24,100,000	800,000
U.S. federal net operating loss carryforwards	166,200,000
Operating loss carryforwards, subject to expiration	10,200,000
Operating loss carryforwards, not subject to expiration	$ 156,000,000
Taxable income	80.00%
State net operating loss carryforwards	$ 58,000,000
Unrecognized tax benefits	354,000	354,000	$ 354,000
Unrecognized interest or penalties	0	$ 0
Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development tax credits	1,200,000
Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Research and development tax credits	$ 600,000